Operating Assets and Liabilities - Other Intangible Assets and Goodwill (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) cash_generating_unit segment	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 16	$ 11		$ 8
Goodwill	355	$ 355	[1]	$ 0	[1]
Impairment of goodwill	$ 0
Cash flow projection, period (in years)	10 years
Number of CGU | cash_generating_unit	1
Number of operating segment | segment	1
Minimum
Disclosure of detailed information about intangible assets [line items]
Cash flow projection, period (in years)	5 years
Technology platform intangible asset | Merus
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangibles (in years)	13 years
Goodwill
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.60%
Gross carrying value | Acquired IPR&D | Merus
Disclosure of detailed information about intangible assets [line items]
Additions for the year	$ 6,927
Gross carrying value | Technology platform intangible asset | Merus
Disclosure of detailed information about intangible assets [line items]
Additions for the year	369
Gross carrying value | Licenses and patents | Merus
Disclosure of detailed information about intangible assets [line items]
Additions for the year	82
ProfoundBio
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 355
ProfoundBio | Technology platform intangible asset
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangibles (in years)	15 years
Remaining useful life, projection (in years)	14 years
ProfoundBio | Gross carrying value | Acquired IPR&D
Disclosure of detailed information about intangible assets [line items]
Additions for the year	$ 1,532

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.